Net finance expense	12 Months Ended
Dec. 31, 2025
Net finance expense/(income)
Net finance expense/(income)

6.  Net finance expense

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Senior Facilities interest expense*	158	140	132
Net pension interest cost (note 21)	5	5	5
Lease interest cost	23	25	24
Foreign currency translation loss	6	—	6
Loss/(gain) on derivative financial instruments	6	(5)	2
Other net finance expense	28	40	36
Net finance expense before exceptional items	226	205	205
Exceptional net finance expense/(income) (note 5)	14	(13)	(58)
Net finance expense	240	192	147

*Includes interest related to Senior Secured Green Notes, Senior Green Notes and, up to the date of repayment, the Senior Secured Term Loan.

During the year ended December 31, 2025, the Group recognized $23 million (2024: $25 million) of interest paid related to lease liabilities in cash used in operating activities in the consolidated statement of cash flows. Other net finance expense is primarily comprised of fees incurred on the Group’s receivables financing arrangements.